Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Provident Mutual Funds, Inc.
Entity Central Index Key	0000796227
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Provident Trust Strategy Fund
Shareholder Report [Line Items]
Fund Name	Provident Trust Strategy Fund
Class Name	Total Fund
Trading Symbol	PROVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Provident Trust Strategy Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://provfunds.com. You can also request this information by contacting us at 1-855-739-9950.
Additional Information Phone Number	1-855-739-9950
Additional Information Website	https://provfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Provident Trust Strategy Fund	$46	0.92%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 191,057,211
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$191,057,211
Number of Holdings	14
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of net assets)
Alphabet, Inc., Cl C	15.7%
Alphabet, Inc., Cl A	15.7%
First American Treasury Obligations Fund	12.3%
Costco Wholesale Corp.	8.6%
Visa Inc.	6.8%
PNC Financial Services Group, Inc.	6.7%
The Charles Schwab Corp.	6.3%
The TJX Companies, Inc.	5.1%
Accenture PLC, Cl A	4.8%
American Express Co.	4.8%

Top Sectors	(% of net assets)
Communications	31.4%
Financial	27.9%
Consumer, Cyclical	23.4%
Technology	4.8%
Cash & Other	12.5%

Updated Prospectus Web Address	https://provfunds.com

[1]
*	Annualized